HUNTINGTON STRATEGY SHARES

HUNTINGTON US EQUITY ROTATION STRATEGY ETF

HUNTINGTON ECOLOGICAL STRATEGY ETF

SUPPLEMENT DATED FEBRUARY 28, 2014, TO THE HUNTINGTON STRATEGY SHARES PROSPECTUS DATED AUGUST 28, 2013

EFFECTIVE FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED, “INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” ON PAGE 5 OF THE PROSPECTUS OF THE HUNTINGTON US EQUITY ROTATION STRATEGY ETF WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Advisor is Huntington Asset Advisors, Inc. Martina Cheung, CFA, CMT, Senior Vice President and portfolio manager of the Advisor, serves as the Fund’s portfolio manager. Ms. Cheung has managed the Fund since its inception.

EFFECTIVE FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED, “INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” ON PAGE 9 OF THE PROSPECTUS OF THE HUNTINGTON ECOLOGICAL STRATEGY ETF WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Advisor is Huntington Asset Advisors, Inc. Martina Cheung, CFA, CMT, Senior Vice President and portfolio manager of the Advisor, serves as the Fund’s portfolio manager. Ms. Cheung has managed the Fund since 2014.

EFFECTIVE FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED, “PORTFOLIO MANAGERS” ON PAGE 24 OF THE PROSPECTUS OF THE HUNTINGTON STRATEGY SHARES WITH THE FOLLOWING:

Portfolio Managers

Martina Cheung is primarily responsible for the day-to-day management of the Huntington US Equity Rotation Strategy ETF and the Huntington EcoLogical Strategy ETF. Ms. Cheung has served as the Huntington US Equity Rotation Strategy ETF’s portfolio manager since the Fund’s inception in 2012 and as the Huntington EcoLogical Strategy ETF’s portfolio manager since 2014.

Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst and is currently a Senior Vice President and portfolio manager. Ms. Cheung holds a Chartered Financial Analyst designation and a Chartered Market Technician designation. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her Master’s of Business Administration from Capital University.

The SAI provides additional information about the portfolio managers’ compensation, management of other accounts, and ownership of securities in the Funds.

SUPPLEMENT DATED FEBRUARY 28, 2014, TO THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2013

EFFECTIVE AS OF FEBRUARY 14, 2014, PLEASE REPLACE THE SECTION TITLED “TRUSTEES AND OFFICERS” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGES 35 THROUGH 38 WITH THE FOLLOWING:

TRUSTEES AND OFFICERS

The following tables provide information about Independent Trustees, Interested Trustees, and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee and executive officer is provided below and includes each person’s name, address, age (as of the date of this SAI), present position(s) held with the Trust, principal occupations for the past five years and, in the case of a Trustee, the total compensation received for serving as a Trustee for the most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Huntington Strategy Shares, 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for The Huntington Funds, another open-end investment company whose series are managed by the Advisor. Collectively, Huntington Strategy Shares and The Huntington Funds comprise the “Huntington Complex” which is comprised of 35 separate series.

As of December 31, 2012, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

Independent Trustees Background

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held
Thomas J. Westerfield* Age: 58 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: January 2001

Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present).

Previous Position(s): Of Counsel, Cors & Bassett LLC (law firm) (1993-2005).

Other Directorships Held: Board Member, The Huntington Funds.

Eddie R. Munson Age: 63 TRUSTEE Began Serving: June 2012

Principal Occupation(s): Retired (September 2006 to present).

Previous Position(s): Certified Public Accountant, KPMG LLP (June 1972 to September 2006).

Other Directorships Held: Board Member, The Huntington Funds; Board Member, Bearingpoint (2006 to 2008); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).

David S. Schoedinger Age: 71 TRUSTEE Began serving: May 1990

Principal Occupation(s): Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present).

Other Directorships Held: Board Member, The Huntington Funds.

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held

Mark D. Shary Age: 53 TRUSTEE Began serving: November 2010

Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present).

Previous Position(s): Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002).

Other Directorships Held: Board Member, The Huntington Funds; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).

William H. Zimmer, III Age: 60 TRUSTEE Began Serving: December 2006

Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present).

Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).

Other Directorships Held: Board Member, The Huntington Funds.

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officer Background

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Joseph L. Rezabek Age: 45 PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (“HASI”) (March 2012 to present); President, The Huntington Funds (February 2013 to present).

Previous Position(s): Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

R. Jeffrey Young Age: 49 CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: February 2010

Principal Occupation(s): Senior Vice President, HASI (January 2010 to present); Chief Executive Officer, The Huntington Funds (February 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present).

Previous Position(s): President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008 to January 2010); Managing Director, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Martin R. Dean Age: 50 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Paula G. Jurcenko Age: 49 VICE PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2014

Principal Occupation(s): Senior Vice President, HASI (September 2012 to present); President, Unified Financial Securities, Inc. (July 2013 to present); Vice President, The Huntington Funds (February 2014 to present).

Previous Position(s): Senior Vice President, Huntington Asset Advisors, Inc. (2004 to 2013); Senior Vice President, Huntington Investment Company (1996 to 2004); Assistant Vice President, Huntington Bancshares, Incorporated (1989 to 1996)

Bryan W. Ashmus Age: 41 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Financial Administration, HASI (September 2013 to present); Treasurer, The Huntington Funds (November 2013 to present).

Previous Position(s): Citi Fund Services, Ohio, Inc. (May 2005 to September 2013).

Jay S. Fitton Age: 43 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, The Huntington Funds (October 2012 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

*	Officers do not receive any compensation from the Trust.

EFFECTIVE AS OF FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED “ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGES 45 AND 46 WITH THE FOLLOWING:

Other Accounts Under Management

Unless otherwise noted, the following information about the Funds’ portfolio manager is provided as of February 26, 2014 and no “Other Account” described below has an advisory fee that is based on the performance of that account.

Huntington US Equity Rotation Strategy ETF

Other Accounts Managed By Martina Cheung	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	1/$17,527,552.83
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Huntington EcoLogical Strategy ETF

Other Accounts Managed by Martina Cheung	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	1/$13,252,271.55
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Ownership of Fund Shares

As of the date of this SAI, no portfolio manager that retains investment decision making authority over a Fund’s management beneficially owns shares of that Fund.

Compensation

As of the date of this SAI, Ms. Cheung is paid a fixed base salary and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager’s experience and performance, and is reviewed annually. The cash incentive is part of the 2013 Trust Incentive Plan (“TIP”) for Ms. Cheung.

Award Components for Ms. Cheung.

•	The new business component of the quarterly incentive is calculated and paid based on generation of first year fees for new business sales for the quarter.

•	The quarterly award is allocated based on two components that make up the final incentive pool. The first component is based on a percentage of the Fund Manager’s quarterly base salary, and is based on the assigned Fund’s Morningstar ranking for the calendar quarter. In addition, the pool is also funded based on the retail growth of its respective Fund, and the final pool (including MAPS and analyst as described below) is then adjusted for performance and for compliance and risk-related events. A percentage of the final quarterly award is subject to a deferral until after year-end with the final pooled/deferred amount subject to Corporate performance.

•	Additionally, the Fund Manager is responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the portfolio manager may be awarded an incentive of a certain percentage of his quarterly base salary by the Advisor’s Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion. This is applicable to Ms. Cheung.

EFFECTIVE AS OF FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED “VOTING PROXIES OF FUND PORTFOLIO SECURITIES” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGES 65 THROUGH 67 WITH THE FOLLOWING:

VOTING PROXIES OF FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act , it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

I. Policy

It is the policy of the Advisor to vote proxies associated with securities held by Huntington Strategy Shares (the “Funds”) in the best interest of the shareholders of the Funds, and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently Broadridge Financial Solutions, Inc. (“Broadridge”)) to (i) provide voting recommendations and guidelines from Glass, Lewis & Co., LLC (“GLC”) for all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law) and (ii) to cast a vote consistent with the recommendation of the independent third party (unless the Funds’ Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Special Proxy Voting Committee of the Board, will be cast according to the vote of the Special Proxy Voting Committee of the Board.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. Additionally, Affiliated Funds of Funds that rely on Section 12(d)(1)(G) have the potential to present unique conflicts of interest in proxy voting. Therefore, with respect to those Funds that rely on Section 12(d)(1)(F), and with respect to the Affiliated Funds of Funds that rely on Section 12(d)(1)(G), the Advisor and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The Advisor’s Operations Manager will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer to the Special Proxy Voting Committee any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II. Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the Advisor’s Investment Policy Committee, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor’s Investment Policy Committee immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The Advisor’s Operations Manager will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III. Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV. Guidelines

The Advisor has adopted GLC’s proxy voting guidelines, as they may be amended from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines can be found at www.huntingtonstrategyshares.com. The Proxy Review Committee will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

V. Recordkeeping

In accordance with Rule 204-2 under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Strategy Shares’ website at www.huntingtonstrategyshares.com, by calling (855) HSS-ETFS or (855) 477-3837 or on the SEC’s website at www.sec.gov.